HIGHLAND FUNDS I
Highland Long/Short Equity Fund
Highland Long/Short Healthcare Fund
Highland Floating Rate Opportunities Fund
Class A, B, C and Z Shares
Supplement dated January 9, 2012 to the Class A, Class B and Class C Shares Prospectus and the Class Z Shares
Prospectus, each dated November 1, 2011, as supplemented from time to time
This Supplement provides new and additional information beyond that contained in the Prospectuses and should be read in conjunction with the Prospectuses.
The Board of Trustees of Highland Funds I (the “Trust”) has approved a name change for each investment portfolio of the Trust (collectively, the “Funds”) as set forth in the following table (the “Name Changes”):

Current Name	New Name
Highland Long/Short Equity Fund Highland Long/Short Healthcare Fund Highland Floating Rate Opportunities Fund	Pyxis Long/Short Equity Fund Pyxis Long/Short Healthcare Fund Pyxis Floating Rate Opportunities Fund
The Name Changes will be effective January 9, 2012. All references contained in the Prospectuses to any of the Funds are amended accordingly.
Highland Funds Asset Management, L.P. (the “Adviser”) will also change its name to Pyxis Capital, L.P. effective January 9, 2012. There will be no changes to the portfolio management of the Funds as a result of the name change of the Adviser. All references contained in the Prospectuses to the Adviser are amended accordingly.
INVESTORS SHOULD RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE
HFI PRO SUP 01/12

HIGHLAND FUNDS I
Highland Long/Short Equity Fund
Highland Long/Short Healthcare Fund
Highland Floating Rate Opportunities Fund
Class A, B, C and Z Shares
Supplement dated January 9, 2012 to the Class A, Class B, Class C and Class Z Statement of Additional
Information, each dated November 1, 2011, as supplemented from time to time
This Supplement provides new and additional information beyond that contained in the
Statement of Additional Information and should be read in conjunction with the
Statement of Additional Information.
The Board of Trustees of Highland Funds I (the “Trust”) has approved a name change for each investment portfolio of the Trust (collectively, the “Funds”) as set forth in the following table (the “Name Changes”):

Current Name	New Name
Highland Long/Short Equity Fund Highland Long/Short Healthcare Fund Highland Floating Rate Opportunities Fund	Pyxis Long/Short Equity Fund Pyxis Long/Short Healthcare Fund Pyxis Floating Rate Opportunities Fund
The Name Changes will be effective January 9, 2012. The name of the Trust will be changed to Pyxis Funds I. All references contained in the Statements of Additional Information to the Trust or any of the Funds are amended accordingly.
Highland Funds Asset Management, L.P. (the “Adviser”) will also change its name to Pyxis Capital, L.P. effective January 9, 2012. There will be no changes to the portfolio management of the Funds as a result of the name change of the Adviser. All references contained in the Statements of Additional Information to the Adviser are amended accordingly.
INVESTORS SHOULD RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE
HFI SAI SUP 01/12